Income Taxes Income Taxes (Components) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current expense									$ 9,390	$ 7,179	$ 4,796
Deferred expense (benefit)									(249)	137	118
Total	$ 2,559	$ 2,507	$ 2,288	$ 1,787	$ 2,091	$ 2,064	$ 1,725	$ 1,436	$ 9,141	$ 7,316	$ 4,914